Provisions (Details Narrative) - NZD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Mar. 24, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Other provisions	$ 10,834	$ 7,640		$ 2,380
Pre-tax discount rate applied to provisions calculations	2.00%	2.00%
Mr. Davis-Rice [Member]
Statement Line Items [Line Items]
Other provisions			$ 5,700